VANECK SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
Bermuda : 1.7%
Marvell Technology, Inc.
(USD) 5,344,194 $ 373,559,161
Underline
Netherlands : 6.8%
ASML Holding N.V. (USD) 1,052,823 1,076,753,667
NXP Semiconductors N.V.
(USD) 1,646,218 442,980,801
1,519,734,468
Switzerland : 1.0%
STMicroelectronics N.V.
(USD) † 5,867,337 230,468,997
Underline
Taiwan : 13.0%
Taiwan Semiconductor
Manufacturing Co. Ltd.
(ADR) 16,693,534 2,901,503,144
Underline
United States : 77.5%
Advanced Micro Devices,
Inc. * 7,022,552 1,139,128,160
Analog Devices, Inc. 3,632,550 829,165,863
Applied Materials, Inc. 4,261,556 1,005,684,601
Broadcom, Inc. 1,078,879 1,732,172,601
Cadence Design Systems,
Inc. * 1,932,477 594,719,797
Intel Corp. 31,162,729 965,109,717
KLA Corp. 973,771 802,883,927
Lam Research Corp. 945,485 1,006,799,702
Microchip Technology, Inc. 3,740,898 342,292,167
Number
of Shares Value
United States (continued)
Micron Technology, Inc. 7,195,512 $ 946,425,693
Monolithic Power Systems,
Inc. 313,416 257,527,659
NVIDIA Corp. 35,951,892 4,441,496,738
ON Semiconductor Corp. * 2,466,505 169,078,918
Qorvo, Inc. * 666,329 77,320,817
Qualcomm, Inc. 4,701,965 936,537,389
Skyworks Solutions, Inc. 1,117,992 119,155,587
Synopsys, Inc. * 1,121,592 667,414,536
Teradyne, Inc. 991,398 147,014,409
Texas Instruments, Inc. 5,089,742 990,107,511
Universal Display Corp. 343,088 72,134,252
17,242,170,044
Total Common Stocks
(Cost: $19,780,677,672) 22,267,435,814
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.3%
Money Market Fund: 0.3%
(Cost: $57,900,254)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 57,900,254 57,900,254
Total Investments: 100.3%
(Cost: $19,838,577,926) 22,325,336,068
Liabilities in excess of other assets: (0.3)% (63,218,022)
NET ASSETS: 100.0% $ 22,262,118,046
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $58,813,748.
* Non-income producing